Income tax - Reconciliation of tax expense and accounting loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of tax expense and accounting loss
Profit/(loss) before tax	$ 23	$ (240)	$ (274)
Profit/(loss) before tax multiplied by the standard rate of Luxembourg corporation tax	6	(60)	(71)
Tax losses for which no deferred income tax asset was recognized	1	32
Remeasurement of deferred taxes		(2)	1
Adjustment in respect of prior years	(32)	5	3
Income subject to state and other local income taxes	5	11	12
Income taxed at rates other than standard tax rates	5	7	5
Non-deductible items	13	48	55
Other	12	3	13
Income tax charge/(credit)	$ 10	$ 44	$ 18
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate	24.94%	24.94%	26.01%
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax charge/(credit)	$ (53)	$ 3	$ (49)
Tax credit resulting from U.S. tax reform	(15)
Exceptional items | United States
Reconciliation of tax expense and accounting loss
Tax credit resulting from U.S. tax reform	$ 15